Operating Leases (Tables)	12 Months Ended
Dec. 31, 2020
Operating Leases [Abstract]
Schedule of components of lease expense
	For the years ended December 31,
	2020	2019
Operating lease cost	$50,244	$107,316
Short-term lease cost	-	22,001
Total lease cost	$50,244	$129,317

Schedule of supplemental cash flow information related to leases
	For the years ended December 31,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$9,420	$1,737

Weighted-average remaining lease term	5.97 years	7.60 years
Weighted-average discount rate	5.39%	5.39%

Schedule of supplemental balance sheet information related to leases
	As of December 31,
	2020	2019
Operating lease right-of-use assets	$19,103	$-
Operating lease right-of-use assets, related parties	270,852	286,670
Total lease right-of-use assets	289,955	286,670

Operating lease liabilities, current	9,913	-
Operating lease liabilities-related parties, current	195,231	137,347
Operating lease liabilities-related party, non-current	274,794	286,875
Total operating lease liabilities	$479,938	$424,222

Schedule of maturity of our operating lease liabilities
2020	$221,182
2021	50,741
2022	53,785
2023	57,013
2024	60,433
Thereafter	97,022
Total	540,176
Less imputed interest	(60,238)
Total operating lease liabilities	$479,938